Comprehensive Income (Changes in AOCI by component) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of year	$ (2,274)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Balance at end of year	10,975	$ (2,274)
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of year	(2,274)	(1,808)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
OCI before reclassifications	17,027	2,044
Amounts reclassified from AOCI	(3,778)	(2,510)
Net current-period OCI	13,249	(466)
Balance at end of year	$ 10,975	$ (2,274)